UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30/2025

Date of reporting period: 06/30/2025

Item 1. Reports to Stockholders.

(a)

LK Balanced Fund
Institutional Class | LKBLX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The past 12 months was volatile swinging on election news, to tariff concerns early in the Trump term, to a recovery during the 2nd quarter of 2025. Much of the daily gyrations were caused by happenings in Washington, but international events and wars also moved the markets. Behind the headline news, the Federal Reserve and its position on the direction of short term interest rates and its managing of inflation risk was a steadying factor. Another 12 months of solid corporate earnings growth and the expectation that it will continue seems to be powering the markets to new highs regularly. It continues to be a very narrow market with most of the performance coming from the largest and most favored companies. Outside the very top holdings in the S&P 500 performance was more muted.

Top Contributors
↑	Texas Pacific Land (TPL)
↑	AJ Gallagher (AJG)
↑	Berkshire Hathaway (BRKb)

Top Detractors
↓	Civitas (CIVI)
↓	Thermo Fisher Corp (TMO)
↓	Elevance (ELEV)
LK Balanced Fund	PAGE 1	TSR-AR-56166Y503

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $50,000 chart reflects a hypothetical $50,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $50,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	5.88	10.81	7.59
S&P 500 TR	15.16	16.64	13.65
Bloomberg US Aggregate Bond Index	6.08	-0.73	1.76
Lipper Balanced Funds Index	10.50	8.58	7.26
Visit https://lkfunds.com/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$25,886,668
Number of Holdings	49
Net Advisory Fee	$76,267
Portfolio Turnover	10%
Visit https://lkfunds.com/#literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Berkshire Hathaway - Class B	4.1%
Texas Pacific Land	4.1%
Microsoft	3.7%
Arthur J. Gallagher	3.7%
Aflac	3.3%
Phillips 66	2.9%
Fifth Third Bancorp	2.9%
Alphabet	2.7%
HCA Healthcare	2.7%
Johnson & Johnson	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lkfunds.com/#literature.
LK Balanced Fund	PAGE 2	TSR-AR-56166Y503

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Lawson Kroeker documents not be householded, please contact Lawson Kroeker at 1-855-698-1378, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Lawson Kroeker or your financial intermediary.
LK Balanced Fund	PAGE 3	TSR-AR-56166Y503

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$18,000	$17,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2025	FYE 06/30/2024
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2025	FYE 06/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LK Balanced Fund
Core Financial Statements
June 30, 2025

LK Balanced Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 70.3%
Communication Services - 5.1%
Alphabet - Class C	4,000	$709,560
Walt Disney	5,000	620,050
		1,329,610
Consumer Discretionary - 4.9%
Asbury Automotive Group, Inc.(a)	2,500	596,350
LKQ	12,200	451,522
MarineMax(a)	8,910	223,998
		1,271,870
Consumer Staples - 2.7%
Crimson Wine Group(a)	26,090	143,495
Hershey	3,300	547,635
		691,130
Energy - 10.3%
Chevron	4,000	572,760
Civitas Resources	10,000	275,200
Phillips 66	6,300	751,590
Texas Pacific Land	1,000	1,056,390
		2,655,940
Financials - 20.7%
Aflac	8,000	843,680
Arthur J. Gallagher	3,000	960,360
Berkshire Hathaway - Class B(a)	2,200	1,068,694
Brookfield Asset Management	5,250	290,220
Brookfield Corp.	4,500	278,325
Cullen/Frost Bankers	5,000	642,700
Fifth Third Bancorp	18,000	740,340
Nelnet, Inc. - Class A	4,500	545,040
		5,369,359
Health Care - 14.5%
Bruker Corp.	10,000	412,000
Charles River Laboratories International(a)	2,600	394,498
Elevance Health	1,000	388,960
Enovis Corp.(a)	5,000	156,800
HCA Healthcare, Inc.	1,800	689,580
Johnson & Johnson	4,500	687,375
Pfizer	15,000	363,600
Thermo Fisher Scientific	1,600	648,736
		3,741,549
Industrials - 6.1%
Canadian Pacific Kansas City	8,000	634,160
Lincoln Electric Holdings	3,100	642,692
MSC Industrial Direct Co. - Class A	1,820	154,736
Sky Harbour Group Corp.(a)	15,000	146,550
		1,578,138

The accompanying notes are an integral part of these financial statements.

1

LK Balanced Fund
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 4.8%
Keysight Technologies(a)	1,700	$278,562
Microsoft	1,950	969,950
		1,248,512
Materials - 1.2%
Vulcan Materials	1,200	312,984
TOTAL COMMON STOCKS (Cost $8,775,427)		18,199,092
	Par
CORPORATE BONDS - 15.7%
Communication Services - 1.3%
TWDC Enterprises 18, 3.00%, 02/13/2026	$325,000	322,544
Consumer Discretionary - 4.9%
Genuine Parts Co., 6.50%, 11/01/2028	500,000	531,135
Lowe's Companies, 3.38%, 09/15/2025	500,000	498,593
Newell Brands, 3.90%, 11/01/2025	250,000	249,123
		1,278,851
Consumer Staples - 1.9%
Flowers Foods, Inc., 3.50%, 10/01/2026	500,000	492,834
Financials - 3.8%
Old Republic International, 3.88%, 08/26/2026	500,000	496,287
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	484,024
		980,311
Health Care - 1.9%
Laboratory Corporation of America Holdings, 1.55%, 06/01/2026	500,000	487,044
Industrials - 1.9%
Boeing, 2.20%, 02/04/2026	500,000	492,318
TOTAL CORPORATE BONDS (Cost $4,054,733)		4,053,902
U.S. TREASURY SECURITIES - 7.7%
United States Treasury Note/Bond
3.13%, 08/15/2025	500,000	499,158
2.25%, 11/15/2025	500,000	496,227
4.00%, 02/15/2026	500,000	499,371
3.63%, 05/15/2026	500,000	498,192
TOTAL U.S. TREASURY SECURITIES (Cost $1,992,495)		1,992,948

The accompanying notes are an integral part of these financial statements.

2

LK Balanced Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.8%
Federal Home Loan Bank, 5.00%, 01/26/2034	$500,000	$493,774
Federal Home Loan Banks, 4.75%, 02/21/2030(b)	500,000	500,008
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,000,000)		993,782
	Shares
SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
First American Government Obligations - Class Z, 4.21%(c)	895,220	895,220
TOTAL SHORT-TERM INVESTMENTS (Cost $895,220)		895,220
TOTAL INVESTMENTS - 101.0% (Cost $16,717,875)		$26,134,944
Liabilities in Excess of Other Assets - (1.0)%		(248,276)
TOTAL NET ASSETS - 100.0%		$25,886,668

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
(a)	Non-income producing security.
(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

LK Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS:
Investments, at value (Cost: $16,717,875)	$26,134,944
Dividends & interest receivable	95,966
Due from investment adviser	1,178
Prepaid expenses	4,291
Total Assets	26,236,379
LIABILITIES:
Payable for fund administration & accounting fees	13,130
Payable for audit fees	21,284
Payable for capital shares redeemed	300,000
Payable for trustee fees	5,473
Payable for transfer agent fees & expenses	3,624
Payable for compliance fees	2,340
Payable for custody fees	824
Accrued expenses	3,036
Total liabilities	349,711
NET ASSETS	$ 25,886,668
Net Assets Consist of:
Paid-in capital	$14,096,179
Total distributable earnings	11,790,489
Net Assets	$ 25,886,668
Shares issued and outstanding(1)	488,471
Net asset value, redemption price and offering price per share	$53.00

(1)	Unlimited shares authorized, without par value.
See Notes to the Financial Statements

4

LK Balanced Fund
STATEMENT OF OPERATIONS
For The Year Ended June 30, 2025

INVESTMENT INCOME:
Dividend income	$324,133
Less: Foreign taxes withheld	(2,199)
Interest income	399,956
Total investment income	721,890
EXPENSES:
Investment adviser fees (See Note 4)	214,493
Fund administration & accounting fees (See Note 4)	81,440
Legal fees	25,905
Transfer agent fees & expenses (See Note 4)	25,763
Trustee fees	22,554
Audit fees	20,148
Compliance fees (See Note 4)	14,758
Other expenses	6,693
Federal & state registration fees	5,116
Custody fees (See Note 4)	4,999
Postage & printing fees	2,347
Total expenses before waiver	424,216
Less: waiver from investment adviser (See Note 4)	(138,226)
Net expenses	285,990
NET INVESTMENT INCOME	435,900
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,486,340
Net change in unrealized appreciation/depreciation on investments	(1,222,855)
Net realized and unrealized gain on investments	1,263,485
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,699,385

See Notes to the Financial Statements

5

LK BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2025	2024
OPERATIONS:
Net investment income	$435,900	$434,921
Net realized gain on investments	2,486,340	1,820,986
Net change in unrealized appreciation/depreciation on investments	(1,222,855)	629,431
Net increase in net assets resulting from operations	1,699,385	2,885,338
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	783,195	601,929
Proceeds from reinvestment of distributions	2,336,031	1,764,553
Payments for shares redeemed	(6,359,841)	(1,076,680)
Net increase (decrease) in net assets resulting from capital share transactions	(3,240,615)	1,289,802
DISTRIBUTIONS TO SHAREHOLDERS:	(2,348,456)	(1,778,497)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,889,686)	2,396,643
NET ASSETS:
Beginning of year	29,776,354	27,379,711
End of year	$ 25,886,668	$29,776,354

See Notes to the Financial Statements

6

LK BALANCED FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the years.

	Year Ended June 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$54.41	$52.54	$49.26	$59.34	$45.19
INVESTMENT OPERATIONS:
Net investment income	0.94	0.83	0.66	0.49	0.56
Net realized and unrealized gain (loss) on investments	2.29	4.48	4.59	(4.29)	16.63
Total from investment operations	3.23	5.31	5.25	(3.80)	17.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.90)	(1.05)	(0.26)	(0.56)	(0.52)
Net realized gains	(3.74)	(2.39)	(1.71)	(5.72)	(2.52)
Total distributions	(4.64)	(3.44)	(1.97)	(6.28)	(3.04)
Net asset value, end of year	$53.00	$54.41	$52.54	$49.26	$59.34
Total return	5.88%	10.55%	10.72%	(7.50)%	39.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$25.9	$29.8	$27.4	$27.7	$30.3
Ratio of expenses to average net assets:
Before expense waiver	1.48%	1.46%	1.47%	1.38%	1.49%
After expense waiver	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
After expense waiver	1.52%	1.52%	1.22%	0.86%	1.02%
Portfolio turnover rate	10%	16%	18%	14%	21%

The accompanying notes are an integral part of these financial statements.

7

LK Balanced Fund
Notes to the Financial Statements
June 30, 2025
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and current income. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The limited partnership, which incepted on June 30, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012. The Fund currently offers one class, the Institutional Class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended. June 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended June 30, 2025, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2022.
Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As of June 30, 2025, no reclassifications were made.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

8

LK Balanced Fund
Notes to the Financial Statements
June 30, 2025(Continued)
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Fixed income securities are categorized in Level 2 of the fair value hierarchy.

9

LK Balanced Fund
Notes to the Financial Statements
June 30, 2025(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lawson Kroeker Investment Management, Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,199,092	$—	$—	$18,199,092
Corporate Bonds	—	4,053,902	—	4,053,902
United States Government Bonds	—	2,986,730	—	2,986,730
Short-Term Investment	895,220	—	—	895,220
Total Investments in Securities	$19,094,312	$7,040,632	$—	$26,134,944

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.75% of the Fund's average daily net assets on a monthly basis.
The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
July 2025 – June 2026	$131,231
July 2026 – June 2027	$133,743
July 2027 – June 2028	$138,226

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended June 30, 2025, are disclosed in the Statement of Operations.

10

LK Balanced Fund
Notes to the Financial Statements
June 30, 2025(Continued)
5. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

	Year Ended June 30,
	2025	2024
Shares sold	14,841	11,534
Shares issued to holders in reinvestment of dividends	43,795	34,776
Shares redeemed	(117,375)	(20,177)
Net increase (decrease) in shares outstanding	(58,739)	26,133

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended June 30, 2025, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$997,441	$500,000	$1,640,815	$7,390,616

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2025, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$10,114,639	$(697,570)	$9,417,069	$16,717,875

At June 30, 2025, components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
$208,621	$2,164,799	$9,417,069	$11,790,489

As of June 30, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2025, the Fund did not defer, on a tax basis, any qualified late year losses.
The tax character of distributions paid during the year ended June 30, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$455,820	$1,892,636	$2,348,456

The tax character of distributions paid during the year ended June 30, 2024, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$547,650	$1,230,847	$1,778,497

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of LK Balanced Fund and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LK Balanced Fund (the “Fund”), a series of Managed Portfolio Series, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 27, 2025

12

ADDITIONAL INFORMATION
June 30, 2025 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-698-1378.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-698-1378, or (2) on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended June 30, 2025, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 74.55% for the Fund. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025, was 69.45% for the Fund. The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.01%.

13

ADDITIONAL INFORMATION
June 30, 2025 (UNAUDITED)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Lawson Kroeker Investment Management, Inc. (“LK” or the “Adviser”) regarding the LK Balanced Fund (the “Fund”) for another annual term.
Prior to the meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from LK and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by LK with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by LK; (3) the costs of the services provided by LK and the profits realized by LK from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to LK resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of LK, and the Support Materials, the Board concluded that the overall arrangements between the Trust and LK set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that LK performs, the investment advisory fees that the Fund pays and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that LK provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that LK effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees noted the investment philosophy of the portfolio managers and their significant investment and portfolio management experience. The Trustees also considered LK’s capitalization and its assets under

14

ADDITIONAL INFORMATION
June 30, 2025 (UNAUDITED)(Continued)
management. In that regard, the Trustees determined that LK had sufficient resources to support the management of the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided by LK to the Fund pursuant to the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of LK. In assessing the quality of the portfolio management delivered by LK, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to an appropriate benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and the composite of separate accounts that LK manages utilizing a similar investment strategy as that of the Fund. When reviewing the Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the Category and Cohort.
The Trustees noted that the Fund outperformed both the Category and Cohort averages for three-year period and the Category for the five-year and 10-year periods, each as of September 30, 2024, while underperforming the Category and Cohort averages for the year-to-date and one year-periods, as well as the Cohort average for the five-year and ten-year periods, each as of September 30, 2024. The Trustees also noted that the Fund underperformed its benchmark index for all periods presented. The Trustees observed that the Fund had outperformed its additional benchmark indices (Bloomberg U.S. Aggregate Bond Index and Lipper Balanced Funds Index) for the three-year and five-year periods ended September 30, 2024, except that it underperformed the Lipper Balanced Funds Index for the year-to date, one-year, and ten-year periods ended September 30, 2024. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by LK over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.
Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to LK under the Investment Advisory Agreement, as well as LK’s profitability from services that LK rendered to the Fund during the 12-month period ended September 30, 2024. The Trustees also noted favorably that LK had agreed to continue the expense limitation agreement under which LK contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus, and observed that LK had waived a portion of its management fee over the Fund’s most recent fiscal year. The Trustees then considered that the management fee LK charges to the Fund is generally within the range of fees charged to separately managed accounts with similar investment strategies as the Fund, depending on the size of the separately managed account. The Trustees noted that LK’s service relationship with the Fund has not been profitable.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the same Category and Cohort as of September 30, 2024. The Trustees noted the Fund’s management fee and total expenses (before and after waivers and expense reimbursements) were each higher than the Category and Cohort averages. They also considered that the average net assets of funds comprising the Cohort were significantly higher than the assets of the Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that LK’s advisory fee continues to be reasonable.
Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Trustees noted that given current asset levels, it was not necessary to consider the implementation of fee breakpoints but agreed to revisit the issue in the future as circumstances change and asset levels increase. The Trustees also considered that LK had agreed to consider breakpoints in the future in response to asset growth.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered the extent to which LK utilizes soft dollar arrangements with respect to portfolio transactions as well as the fact that the Fund allows smaller client balances below LK’s separate account minimum to remain under management. The Trustees also took into account that LK does not use affiliated brokers to execute the Fund’s portfolio transactions. The Trustees considered that LK may receive some form of reputational benefit from services rendered to the Fund, but that any such benefits are difficult to accurately quantify. The Trustees concluded that LK does not receive additional material benefits from its relationship with the Fund.

15

Investment Adviser
Lawson Kroeker Investment Management, Inc.
1926 South 67th Street, Suite 201
Omaha, NE 68106
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Fund Accountant And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	9/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	9/3/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	9/3/2025

* Print the name and title of each signing officer under his or her signature.